Property, Plants and Equipment, Net (Details) - Schedule of property, plants and equipment - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cost:
Cost	$ 198,095	$ 189,465
Accumulated depreciation:
Accumulated depreciation	141,209	130,289
Depreciated cost	56,886	59,176
Computers, software, furniture, and equipment [Member]
Cost:
Cost	148,033	140,583
Accumulated depreciation:
Accumulated depreciation	111,258	104,576
Motor vehicles [Member]
Cost:
Cost	8,362	8,623
Accumulated depreciation:
Accumulated depreciation	4,697	3,875
Buildings [Member]
Cost:
Cost		975
Accumulated depreciation:
Accumulated depreciation		112
Leasehold improvements [Member]
Cost:
Cost	41,700	39,284
Accumulated depreciation:
Accumulated depreciation	$ 25,254	$ 21,726